WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 106.3%
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.336%	9/25/35	$83,418	$69,577	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	3.892%	10/25/35	114,774	97,944	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. Term SOFR + 0.614%)	5.934%	3/25/36	187,543	53,317	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. Term SOFR + 0.849%)	6.169%	8/25/35	3,460,000	2,973,651	(b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 4.886%)	0.000%	6/25/35	917,672	17,097	(b)
Alternative Loan Trust, 2005-14 3A1	3.449%	5/25/35	93,833	69,693	(b)
Alternative Loan Trust, 2005-36 4A1	3.959%	8/25/35	123,882	111,044	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. Term SOFR + 0.614%)	5.500%	10/25/35	431,159	271,819	(b)
Alternative Loan Trust, 2006-HY10 1A1	3.428%	5/25/36	114,496	92,298	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	71,622	30,797
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	19,744	19,186
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. Term SOFR + 27.942%)	6.663%	9/25/37	374,572	254,349	(b)(c)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. Term SOFR + 0.474%)	5.794%	6/25/47	714,465	586,249	(b)(c)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.001%	1/25/36	611,435	408,986	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. Term SOFR + 0.914%)	6.234%	3/25/47	12,735,445	108,576	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. Term SOFR + 1.014%)	6.338%	7/25/46	1,736,139	457,615	(b)(d)
Banc of America Funding Corp., 2015-R3 2A2	3.390%	2/27/37	2,569,602	2,225,217	(b)(c)(d)
Banc of America Funding Trust, 2004-C 3A1	3.929%	12/20/34	184,786	165,714	(b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	30,004	25,953	(b)
Banc of America Funding Trust, 2006-F 1A1	4.647%	7/20/36	61,494	56,982	(b)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. Term SOFR + 1.928%)	3.816%	9/26/45	3,466,269	2,525,808	(b)(c)(d)
Banc of America Funding Trust, 2015-R2 9A2	4.429%	3/27/36	3,052,474	2,374,244	(b)(c)(d)
Banc of America Funding Trust, 2015-R4 4A3	7.353%	1/27/30	15,646,578	5,490,885	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. Term SOFR + 0.914%)	6.234%	3/25/37	1,328,084	1,291,041	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. Term SOFR + 1.014%)	6.334%	3/25/37	$1,616,889	$1,641,266	(b)(c)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. Term SOFR + 1.264%)	6.584%	3/25/37	732,554	726,466	(b)(d)
Bayview Financing INV Trust, 2021-6F A1	2.750%	12/30/27	1,740,030	1,551,215	(d)
Bear Stearns ALT-A Trust, 2005-9 25A1	4.224%	11/25/35	144,616	100,353	(b)
Bear Stearns Asset Backed Securities Trust, 2003-HE1 M1 (1 mo. Term SOFR + 1.209%)	5.555%	1/25/34	1,282,495	1,228,290	(b)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	3.632%	9/25/34	21,188	20,568	(b)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	8.334%	4/25/28	117,539	117,806	(b)(d)
Chase Mortgage Finance Trust, 2006-S3 2A1	—	11/25/21	123,629	39,158	*(e)
Chase Mortgage Finance Trust, 2007-A1 11M1	4.099%	3/25/37	659,344	608,433	(b)
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. Term SOFR + 5.386%)	0.066%	6/25/35	5,674,219	342,184	(b)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. Term SOFR + 0.244%)	5.564%	4/25/47	47,462	47,840	(b)(d)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. Term SOFR + 0.754%)	6.074%	3/25/35	40,005	36,981	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	3.607%	4/25/35	183,902	132,404	(b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. Term SOFR +19.210%)	4.581%	10/25/35	9,692	5,569	(b)
CHL Mortgage Pass-Through Trust, 2005- HY10 1A1	4.315%	2/20/36	13,278	10,876	(b)
CHL Mortgage Pass-Through Trust, 2005- HYB9 1A1 (12 mo. Term SOFR + 2.465%)	7.873%	2/20/36	71,087	61,674	(b)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.983%	9/25/37	2,609,881	1,629,094	(b)(c)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.385%	7/25/36	172,852	103,758	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,306,168	2,322,709	(c)(d)
Citigroup Mortgage Loan Trust Inc., 2004- HYB3 1A	4.661%	9/25/34	26,140	22,949	(b)
Citigroup Mortgage Loan Trust Inc., 2004- UST1 A2	6.588%	8/25/34	5,862	5,410	(b)

See Notes to Schedule of Investments.

2	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.228%	8/25/35	$75,093	$59,419	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. Term SOFR + 0.774%)	6.094%	7/25/36	134,493	131,653	(b)(d)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. Term SOFR + 1.214%)	6.534%	5/25/47	249,223	191,269	(b)(d)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. Term SOFR + 0.554%)	5.874%	9/25/36	3,465,459	203,587	(b)(d)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	184,745	101,688
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. Term SOFR + 19.210%)	4.587%	7/27/36	166,344	150,898	(b)(d)
CSMC Trust, 2014-11R 9A2 (1 mo. Term SOFR + 0.254%)	5.709%	10/27/36	2,809,692	2,145,110	(b)(c)(d)
CSMC Trust, 2015-2R 7A2	4.386%	8/27/36	3,247,699	2,493,176	(b)(c)(d)
CSMC Trust, 2017-RPL1 B1	2.962%	7/25/57	3,052,442	1,855,101	(b)(c)(d)
CSMC Trust, 2017-RPL1 B2	2.962%	7/25/57	3,501,991	1,835,594	(b)(c)(d)
CSMC Trust, 2017-RPL1 B3	2.962%	7/25/57	2,977,486	1,169,961	(b)(c)(d)
CSMC Trust, 2017-RPL1 B4	2.962%	7/25/57	3,021,974	549,776	(b)(c)(d)
CSMC Trust, 2021-NQM6 B2	4.140%	7/25/66	1,370,000	772,755	(b)(c)(d)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. Term SOFR + 0.394%)	5.727%	2/15/34	18,162	17,215	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	12,033	6,349	(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	3.422%	4/15/36	73,875	5,283	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	4.649%	4/15/36	70,470	7,317	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	1.731%	4/15/36	47,479	4,744	(b)(d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	2.672%	4/15/36	169,648	18,411	(b)(d)
Eagle RE Ltd., 2023-1 M2 (30 Day Average SOFR + 5.200%)	10.515%	9/26/33	1,290,000	1,306,884	(b)(d)(f)
Ellington Financial Mortgage Trust, 2020-1 B2	5.112%	5/25/65	1,550,000	1,404,602	(b)(c)(d)
FARM Mortgage Trust, 2021-1 B	3.240%	7/25/51	1,195,177	821,548	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA3 B1 (30 Day Average SOFR + 5.214%)	10.529%	6/25/50	$1,055,542	$1,143,634	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	10.115%	10/25/50	1,000,000	1,089,898	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B2 (30 Day Average SOFR + 5.500%)	10.815%	1/25/34	1,200,000	1,172,348	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 B2 (30 Day Average SOFR + 7.500%)	12.815%	10/25/41	1,640,000	1,691,467	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,009,584	1,082,730	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	1.285%	9/25/55	21,261,884	2,414,457	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	136,900,934	604,691	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	11,048,668	933,263	(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.263%	8/25/56	18,079,516	1,948,551	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	352,829,790	1,561,272	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-3 BX	0.928%	8/25/57	3,316,097	1,005,202	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	607,573	(b)(c)(d)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	3.883%	8/25/59	$4,033,360	$1,305,357	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-3 BXS	10.944%	3/25/61	1,690,698	838,632	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2022-2 M	5.000%	4/25/62	1,337,000	1,064,361	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 B (30 Day Average SOFR + 9.464%)	14.779%	4/25/28	1,474,246	1,611,667	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (30 Day Average SOFR + 10.614%)	15.929%	10/25/28	493,518	558,513	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (30 Day Average SOFR + 11.364%)	16.679%	12/25/28	1,024,414	1,182,818	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (30 Day Average SOFR + 8.714%)	14.029%	3/25/29	1,570,307	1,726,140	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (30 Day Average SOFR + 11.364%)	16.679%	10/25/29	1,763,553	2,045,072	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-SPI1 B	4.119%	9/25/47	747,410	505,740	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA3 B2 (30 Day Average SOFR + 7.864%)	13.179%	9/25/48	2,000,000	2,224,509	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (30 Day Average SOFR + 11.864%)	17.179%	5/25/43	5,439,944	6,287,478	(b)(c)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (30 Day Average SOFR + 10.614%)	15.929%	2/25/47	$3,530,000	$4,093,219	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI2 B	3.837%	5/25/48	1,792,160	1,125,675	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 B	4.512%	11/25/48	3,694,979	2,266,290	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-FTR1 B2 (30 Day Average SOFR + 8.464%)	13.779%	1/25/48	715,000	815,023	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-HQA3 B2 (30 Day Average SOFR + 7.614%)	12.929%	9/25/49	700,000	763,243	(b)(d)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	12/25/42	1,045,578	82,976	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (30 Day Average SOFR + 11.864%)	17.179%	8/25/28	1,859,122	2,148,596	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (30 Day Average SOFR + 12.364%)	17.679%	9/25/28	2,336,455	2,751,201	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (30 Day Average SOFR + 11.864%)	17.179%	10/25/28	1,929,587	2,254,061	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (30 Day Average SOFR + 10.364%)	15.679%	1/25/29	2,609,366	2,962,389	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (30 Day Average SOFR + 9.364%)	14.679%	4/25/29	3,505,578	3,920,480	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.679%	1/25/40	1,500,000	1,487,891	(b)(c)(d)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	4.583%	8/25/35	206,779	181,039	(b)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	$64,097	$19,631
GCAT Trust, 2019-RPL1 B2	3.750%	10/25/68	2,008,000	1,417,230	(b)(d)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	34,817	34,279	(d)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	237,585	203,029	(d)
HarborView Mortgage Loan Trust, 2006-2 1A	5.525%	2/25/36	13,653	4,688	(b)
Home Partners of America Trust, 2021-2 F	3.799%	12/17/26	1,434,349	1,226,086	(c)(d)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.492%	1/25/37	63,415	48,965	(b)
Impac CMB Trust, 2004-8 1A (1 mo. Term SOFR + 0.834%)	6.154%	10/25/34	81,871	76,655	(b)
IndyMac INDA Mortgage Loan Trust, 2005- AR2 1A1	3.382%	1/25/36	58,967	44,920	(b)
IndyMac INDX Mortgage Loan Trust, 2005- AR18 1A1 (1 mo. Term SOFR + 0.734%)	6.054%	10/25/36	1,567,652	672,819	(b)
IndyMac INDX Mortgage Loan Trust, 2004- AR13 1A1	3.216%	1/25/35	23,510	22,349	(b)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	3.755%	9/25/35	35,760	31,233	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR7 5A1	3.639%	5/25/36	110,569	98,380	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR9 3A3	3.321%	6/25/36	206,754	171,211	(b)
IndyMac INDX Mortgage Loan Trust, 2006- AR11 1A1	4.169%	6/25/36	251,633	204,593	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.970%	3/25/37	177,074	159,270	(b)
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	28,326	26,553
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	7,868	7,507
Legacy Mortgage Asset Trust, 2021-GS3 A2	3.250%	7/25/61	1,640,000	1,348,599	(c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	0.000%	7/25/36	4,000,602	206,583	(b)(c)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. Term SOFR + 0.444%)	5.764%	6/25/37	2,575,729	407,790	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. Term SOFR + 0.454%)	5.774%	12/25/36	347,661	320,197	(b)
LSTAR Securities Investment Ltd., 2023-1 A1 (SOFR + 3.500%)	8.810%	1/1/28	1,366,681	1,372,319	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	5.175%	10/25/34	$7,960	$7,448	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	5.644%	4/25/46	94,661	82,958	(b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	41,925	32,121	(d)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	3.716%	3/25/36	372,569	207,046	(b)
Morgan Stanley Mortgage Loan Trust, 2006- 8AR 1A2 (1 mo. Term SOFR + 0.254%)	5.574%	6/25/36	189,822	39,242	(b)
Morgan Stanley Mortgage Loan Trust, 2007- 5AX 2A3 (1 mo. Term SOFR + 0.574%)	5.894%	2/25/37	1,341,925	295,034	(b)
Morgan Stanley Mortgage Loan Trust, 2007- 15AR 4A1	3.514%	11/25/37	259,443	218,843	(b)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	4.230%	12/27/46	723,532	623,755	(b)(d)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	20,939,234	318,867	(b)(d)
New Residential Mortgage Loan Trust, 2019-NQM4 B2	4.862%	9/25/59	1,608,000	1,270,951	(b)(c)(d)
NewRez Warehouse Securitization Trust, 2021-1 F (1 mo. Term SOFR + 5.364%)	10.684%	5/25/55	2,132,000	2,133,951	(b)(d)
OBX Trust, 2022-NQM9 A3	6.450%	9/25/62	1,382,320	1,361,136	(c)(d)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. Term SOFR + 3.864%)	9.182%	5/30/25	1,500,929	1,500,604	(b)(c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. Term SOFR + 1.059%)	3.331%	11/25/35	1,921,454	1,690,842	(b)(c)
PRKCM Trust, 2023-AFC1 A3	7.304%	2/25/58	1,458,096	1,459,856	(c)(d)
PRKCM Trust, 2023-AFC1 M1	7.652%	2/25/58	1,480,000	1,427,726	(b)(c)(d)
PRKCM Trust, 2023-AFC3 B1	7.829%	9/25/58	1,220,000	1,145,317	(b)(c)(d)
Progress Residential, 2021-SFR4 F	3.407%	5/17/38	835,000	731,155	(c)(d)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. Term SOFR + 0.654%)	5.974%	8/25/31	541,715	483,765	(b)
RALI Trust, 2005-QA3 CB4	3.639%	3/25/35	820,337	391,835	(b)
RALI Trust, 2006-QA1 A11	5.023%	1/25/36	247,077	187,012	(b)
RALI Trust, 2006-QA4 A (1 mo. Term SOFR + 0.474%)	5.794%	5/25/36	124,305	110,565	(b)
RALI Trust, 2006-QO2 A1 (1 mo. Term SOFR + 0.554%)	5.874%	2/25/46	165,246	32,735	(b)

See Notes to Schedule of Investments.

8	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
RALI Trust, 2007-QA2 A1 (1 mo. Term SOFR + 0.374%)	5.694%	2/25/37	$407	$5,457	(b)
RAMP Trust, 2004-RS4 MII2 (1 mo. Term SOFR + 1.464%)	4.934%	4/25/34	925,330	792,872	(b)(c)
Redwood Funding Trust, 2019-1 PT	4.968%	9/27/24	2,042,585	2,040,485	(d)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	516,958	268,634
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	445,054	117,733
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,493,524	634,984	(c)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	175,335	97,230
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. Term SOFR + 5.286%)	0.000%	9/25/36	1,888,192	67,139	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-2 BX	2.780%	11/25/57	3,434,228	1,008,946	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2021-1 M	4.250%	9/25/60	1,500,000	1,308,515	(c)(d)
Starwood Mortgage Residential Trust, 2020-3 B2	4.750%	4/25/65	1,490,000	1,055,019	(b)(c)(d)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	4.854%	12/25/34	133,313	115,480	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	4.821%	3/25/35	97,949	81,719	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	4.872%	4/25/35	35,279	31,707	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. Term SOFR + 3.864%)	9.184%	9/25/34	297,405	237,549	(b)
Verus Securitization Trust, 2022-INV2 M1	6.813%	10/25/67	1,430,000	1,386,755	(b)(c)(d)
Verus Securitization Trust, 2023-3 B1	7.979%	3/25/68	1,200,000	1,165,245	(b)(c)(d)
Verus Securitization Trust, 2023-4 B1	8.230%	5/25/68	1,170,000	1,147,394	(b)(c)(d)
Verus Securitization Trust, 2023-5 B1	8.124%	6/25/68	1,200,000	1,173,828	(b)(c)(d)
Verus Securitization Trust, 2023-INV1 A3	6.758%	2/25/68	1,338,273	1,327,609	(c)(d)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	5.035%	10/20/35	6,914	6,617	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. Term SOFR + 22.864%)	3.358%	10/25/35	100,688	74,862	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. Term SOFR + 35.094%)	0.000%	11/25/35	$39,786	$22,596	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. Term SOFR + 1.014%)	5.750%	11/25/35	69,789	58,269	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. Term SOFR + 0.909%)	6.229%	1/25/45	1,325,677	1,065,706	(b)(c)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. Term SOFR + 1.094%)	6.414%	10/25/45	78,602	72,935	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. Term SOFR + 0.314%)	5.534%	12/25/36	242,348	118,986	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	3.444%	12/25/36	100,762	86,509	(b)
Wells Fargo Alternative Loan Trust, 2007- PA1 A12, IO (-1.000 x 1 mo. Term SOFR + 5.346%)	0.026%	3/25/37	1,106,129	27,468	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $148,542,418)				144,718,739

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 45.5%
280 Park Avenue Mortgage Trust, 2017-280P E (1 mo. Term SOFR + 2.169%)	7.749%	9/15/34	1,180,000	1,025,863	(b)(d)
BANK, 2021-BN35 K	1.766%	6/15/64	4,703,147	979,524	(b)(d)
BANK, 2022-BNK43 E	3.000%	8/15/55	1,500,000	705,486	(d)
Benchmark Mortgage Trust, 2019-B12 WMA	4.388%	8/15/52	1,300,000	941,427	(b)(d)
Benchmark Mortgage Trust, 2023-V3 D	4.000%	7/15/56	1,100,000	774,347	(d)
BPR Trust, 2021-TY F (1 mo. Term SOFR + 4.314%)	9.647%	9/15/38	1,000,000	930,996	(b)(d)
BSREP Commercial Mortgage Trust, 2021-DC HRR (1 mo. Term SOFR + 5.614%)	10.947%	8/15/38	3,351,089	2,037,835	(b)(d)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 3.014%)	8.346%	4/15/34	2,000,000	1,962,019	(b)(d)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.336%	10/15/38	1,954,825	1,850,114	(b)(d)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.438%	2/15/39	931,580	890,507	(b)(d)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	2,720,000	1,106,805	(d)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
CSMC Trust, 2017-CHOP F (PRIME + 1.294%)	9.794%	7/15/32	$1,620,000	$1,490,137	(b)(d)
CSMC Trust, 2017-CHOP H (PRIME + 4.294%)	12.794%	7/15/32	1,509,000	1,380,371	(b)(d)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	9.300%	11/15/23	1,750,000	1,697,414	(b)(d)
CSMC Trust, 2021-ADV G (1 mo. Term SOFR + 6.364%)	11.697%	7/15/38	2,080,000	1,598,315	(b)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Credit Risk, 2021-MN1 B1 (30 Day Average SOFR + 7.750%)	13.065%	1/25/51	950,000	949,161	(b)(d)
FREMF Mortgage Trust, 2021-F117 CS (30 Day Average SOFR + 6.400%)	11.711%	7/25/31	1,145,808	1,141,684	(b)(d)
FRESB Mortgage Trust, 2018-SB48 B	4.308%	2/25/38	3,069,328	2,390,159	(b)(d)
GS Mortgage Securities Corp. Trust, 2018- LUAU G (1 mo. Term SOFR + 4.497%)	9.829%	11/15/32	2,500,000	2,455,354	(b)(d)
GS Mortgage Securities Corp. Trust, 2000-1A A (1 mo. Term SOFR + 0.464%)	5.789%	3/20/24	7,178	7,177	(b)(d)
GS Mortgage Securities Corp. Trust, 2019- SMP G (1 mo. Term SOFR + 4.614%)	9.947%	8/15/32	1,500,000	1,394,990	(b)(d)
GS Mortgage Securities Trust, 2007-GG10 AJ	5.818%	8/10/45	1,004,811	218,546	(b)
GS Mortgage Securities Trust, 2015-GC30 D	3.384%	5/10/50	750,000	605,805
GS Mortgage Securities Trust, 2015-GC32 D	3.345%	7/10/48	700,000	593,138
Hawaii Hotel Trust, 2019-MAUI F (1 mo. Term SOFR + 2.797%)	8.129%	5/15/38	1,000,000	972,749	(b)(d)
Hawaii Hotel Trust, 2019-MAUI G (1 mo. Term SOFR + 3.197%)	8.529%	5/15/38	1,697,000	1,623,727	(b)(d)
HIT Trust, 2022-HI32 G (1 mo. Term SOFR + 7.228%)	12.560%	7/15/24	1,938,278	1,915,881	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.561%	2/15/51	22,739	20,402	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. Term SOFR + 8.622%)	13.955%	6/15/35	3,000,000	30	*(b)(d)(g)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. Term SOFR + 4.614%)	9.946%	12/15/36	988,000	98,868	(b)(d)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. Term SOFR + 7.114%)	12.446%	12/15/36	$1,033,000	$49,139	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN HFL (1 mo. Term SOFR + 4.364%)	9.695%	1/16/37	120,216	106,752	(b)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYMZ M (1 mo. Term SOFR + 7.364%)	12.697%	6/15/26	1,250,000	1,213,588	(b)(d)
KIND Trust, 2021-KIND F (1 mo. Term SOFR + 4.064%)	9.396%	8/15/38	1,797,012	1,655,944	(b)(d)
Med Trust, 2021-MDLN G (1 mo. Term SOFR + 5.364%)	10.696%	11/15/38	2,089,970	1,984,390	(b)(d)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	44,074	11,136	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	16,356	15,703	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	6.222%	9/12/49	3,811	3,658	(b)
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.282%	12/12/49	84,073	41,599	(b)
MRCD Mortgage Trust, 2019-PRKC A	4.250%	12/15/36	2,048,000	1,596,404	(b)(d)
Multifamily CAS Trust, 2019-1 CE (30 Day Average SOFR + 8.864%)	14.179%	10/25/49	2,500,000	2,443,804	(b)(d)
Multifamily CAS Trust, 2020-1 CE (30 Day Average SOFR + 7.614%)	12.929%	3/25/50	1,500,000	1,493,285	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.544%	8/15/36	1,900,000	1,236,962	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.544%	8/15/36	950,000	519,203	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-JERI G (1 mo. Term SOFR + 7.458%)	12.790%	1/15/39	3,500,000	2,697,056	(b)(d)
Natixis Commercial Mortgage Securities Trust, 2022-RRI E (1 mo. Term SOFR + 5.193%)	10.525%	3/15/35	1,395,320	1,396,650	(b)(d)
NCMF Trust, 2022-MFP G (1 mo. Term SOFR + 5.128%)	10.460%	3/15/39	2,200,000	2,098,160	(b)(d)
RIAL Issuer Ltd., 2022-FL8 E (1 mo. Term SOFR + 5.500%)	10.831%	1/19/37	1,500,000	1,369,119	(b)(d)
River Haus, 2021 A-2	6.950%	8/15/24	1,500,000	1,497,127	(h)(i)(j)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
SMR Mortgage Trust, 2022-IND G (1 mo. Term SOFR + 7.500%)	12.832%	2/15/39	$1,855,450	$1,501,289	(b)(d)
Soho Trust, 2021-SOHO D	2.786%	8/10/38	1,500,000	881,743	(b)(d)
Starwood Retail Property Trust, 2014-STAR D	8.500%	11/15/27	1,000,000	40,000	(b)(d)
Starwood Retail Property Trust, 2014-STAR E	8.500%	11/15/27	1,600,000	8,021	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. Term SOFR + 3.594%)	8.922%	11/11/34	1,012,600	980,609	(b)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL F (1 mo. Term SOFR + 4.367%)	9.695%	11/11/34	769,576	742,329	(b)(d)
Wells Fargo Commercial Mortgage Trust, 2017-C42 D	2.800%	12/15/50	1,000,000	583,600	(b)(d)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	2,200,000	1,333,597	(b)(d)
WFRBS Commercial Mortgage Trust, 2014- C19 D	4.234%	3/15/47	825,000	720,378	(d)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $78,446,530)				61,980,076

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 11.6%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.946%	7/1/39	100,000	85,838	(b)
AMSR Trust, 2023-SFR2 E1	3.950%	6/17/40	1,690,000	1,414,013	(c)(d)
Applebee’s Funding LLC/IHOP Funding LLC, 2023-1A A2	7.824%	3/5/53	1,000,000	989,306	(d)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	251,255
BCMSC Trust, 1998-B A	6.530%	10/15/28	152,609	147,998	(b)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,087,091	(b)(d)
Hertz Vehicle Financing LLC, 2023-2A D	9.400%	9/25/29	690,000	696,068	(d)
Hertz Vehicle Financing LLC, 2022-4A D	6.560%	9/25/26	1,700,000	1,623,487	(d)
Loanpal Solar Loan Ltd., 2020-3GS C	3.500%	12/20/47	717,905	448,681	(d)
Loanpal Solar Loan Ltd., 2021-1GS C	3.500%	1/20/48	778,124	509,147	(d)
Lunar Structured Aircraft Portfolio Notes, 2021-1 C	5.682%	10/15/46	1,619,880	1,348,085	(d)
National Collegiate Student Loan Trust, 2006-3 B (1 mo. USD LIBOR + 0.360%)	5.794%	1/26/32	1,710,000	1,318,799	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
National Collegiate Class A-3L Commutation Trust, 2007-4VI O (1 mo. USD LIBOR + 0.850%)	6.284%	3/29/38	$5,942,187	$1,012,953	(b)(d)
Nelnet Student Loan Trust, 2021-DA D	4.380%	4/20/62	1,200,000	928,132	(d)
RBS Acceptance Inc., 1995-BA1 B2	—	8/10/20	2,191,561	66	*(e)
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	499,457	(d)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	34,000	433,104	(d)
Stonepeak, 2021-1A B	3.821%	2/28/33	1,012,487	858,685	(d)
Sunnova Hellios II Issuer LLC, 2018-1A B	7.710%	7/20/48	924,028	806,024	(d)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	1,526,519	1,317,325	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $21,345,293)				15,775,514

			FACE AMOUNT
CORPORATE BONDS & NOTES - 6.6%
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 1.0%
Ford Motor Co., Senior Notes	4.750%	1/15/43	1,750,000	1,279,209

FINANCIALS - 4.1%
Banks - 3.7%
BNP Paribas SA, Junior Subordinated Notes (9.250% to 11/17/27 then 5 year Treasury Constant Maturity Rate + 4.969%)	9.250%	11/17/27	750,000	769,185	(b)(d)(k)
Citigroup Inc., Junior Subordinated Notes (4.000% to 12/10/25 then 5 year Treasury Constant Maturity Rate + 3.597%)	4.000%	12/10/25	750,000	657,938	(b)(k)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	750,000	746,809	(b)(d)(k)
HSBC Holdings PLC, Junior Subordinated Notes (8.000% to 9/7/28 then 5 year Treasury Constant Maturity Rate + 3.858%)	8.000%	3/7/28	750,000	740,458	(b)(k)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	750,000	674,225	(b)(k)

See Notes to Schedule of Investments.

14	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Nordea Bank Abp, Junior Subordinated Notes (6.625% to 3/26/26 then 5 year Treasury Constant Maturity Rate + 4.110%)	6.625%	3/26/26	$750,000	$703,944	(b)(k)(l)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	750,000	748,016	(b)

Total Banks				5,040,575

Insurance - 0.4%
Allianz SE, Junior Subordinated Notes (3.200% to 4/30/28 then 5 year Treasury Constant Maturity Rate + 2.165%)	3.200%	10/30/27	800,000	570,084	(b)(d)(k)

TOTAL FINANCIALS				5,610,659

INDUSTRIALS - 1.4%
Aerospace & Defense - 0.7%
Bombardier Inc., Senior Notes	7.500%	2/1/29	1,000,000	950,256	(d)

Passenger Airlines - 0.7%
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	1,060,000	986,728	(d)

TOTAL INDUSTRIALS				1,936,984

REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	150,000	145,259	(d)

TOTAL CORPORATE BONDS & NOTES (Cost - $9,179,272)				8,972,111

CONVERTIBLE BONDS & NOTES - 2.3%
FINANCIALS - 2.3%
Mortgage Real Estate Investment Trusts (REITs) - 2.3%
PennyMac Corp., Senior Notes	5.500%	3/15/26	1,550,000	1,398,875
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	1,835,000	1,697,375

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,027,604)				3,096,250

SENIOR LOANS - 1.4%
FINANCIALS - 1.1%
Financial Services - 0.7%
Greystone Select Holdings LLC, Term Loan B	—	6/16/28	996,835	986,867	(m)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance Inc., Initial Term Loan	—	5/15/26	$498,698	$489,971	(i)(m)

TOTAL FINANCIALS				1,476,838

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Cushman & Wakefield US Borrower LLC, 2023-2 Refinancing Term Loan (1 mo. Term SOFR + 4.000%)	9.316%	1/31/30	500,000	496,875	(b)(n)(o)

TOTAL SENIOR LOANS (Cost - $1,964,390)				1,973,713

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $262,505,507)				236,516,403

			SHARES
SHORT-TERM INVESTMENTS - 2.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $3,565,436)	5.259%		3,565,436	3,565,436	(p)(q)

TOTAL INVESTMENTS - 176.3% (Cost - $266,070,943)				240,081,839
Liabilities in Excess of Other Assets - (76.3)%				(103,900,525)

TOTAL NET ASSETS - 100.0%				$136,181,314

See Notes to Schedule of Investments.

16	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

*	Non-income producing security.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	The maturity principal is currently in default as of September 30, 2023.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of September 30, 2023.

(h)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(i)	Security is valued using significant unobservable inputs (Note 1).

(j)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2023, the Fund held TBA securities with a total cost of $1,500,000.

(k)	Security has no maturity date. The date shown represents the next call date.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)	All or a portion of this loan has not settled as of September 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	Rate shown is one-day yield as of the end of the reporting period.

(q)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $3,565,436 and the cost was $3,565,436 (Note 2).

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this schedule:

CAS	— Connecticut Avenue Securities
CMT	— Constant Maturity Treasury
ICE	— Intercontinental Exchange
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At September 30, 2023, the Fund had the following open reverse repurchase agreements:

COUNTERPARTY	RATE	EFFECTIVE DATE	MATURITY DATE	FACE AMOUNT OF REVERSE REPURCHASE AGREEMENTS	ASSET CLASS OF COLLATERAL*	COLLATERAL VALUE**
Nomura Securities Inc.	7.323%	7/14/2023	10/4/2024	$95,747,000	Residential Mortgage- Backed Securities	$113,178,222
Nomura Securities Inc.	7.378%	8/3/2023	10/4/2024	2,579,000	Residential Mortgage- Backed Securities Asset-Backed Securities	2,940,901
Nomura Securities Inc.	7.409%	9/8/2023	10/4/2024	1,651,000	Residential Mortgage- Backed Securities	1,886,803

				$99,977,000		$118,005,926

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
3-Month SOFR	55	12/24	$13,111,197	$13,074,875	$36,322
3-Month SOFR	56	3/25	13,391,582	13,357,400	34,182
U.S. Treasury 10-Year Notes	57	12/23	6,271,441	6,159,562	111,879
U.S. Treasury Long-Term Bonds	34	12/23	4,078,348	3,868,563	209,785

See Notes to Schedule of Investments.

18	Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	September 30, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell continued
U.S. Treasury Ultra 10-Year Notes	30	12/23	$3,432,440	$3,346,875	$85,565
U.S. Treasury Ultra Long-Term Bonds	6	12/23	761,029	712,125	48,904

Net unrealized appreciation on open futures contracts					$526,637

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2023 Quarterly Report	19

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS”) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”).

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

20

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

21

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$144,718,739	—	$144,718,739
Commercial Mortgage-Backed Securities	—	60,482,949	$1,497,127	61,980,076
Asset-Backed Securities	—	15,775,514	—	15,775,514
Corporate Bonds & Notes	—	8,972,111	—	8,972,111
Convertible Bonds & Notes	—	3,096,250	—	3,096,250
Senior Loans:
Financials	—	986,867	489,971	1,476,838
Real Estate	—	496,875	—	496,875

Total Long-Term Investments	—	234,529,305	1,987,098	236,516,403

Short-Term Investments†	$3,565,436	—	—	3,565,436

Total Investments	$3,565,436	$234,529,305	$1,987,098	$240,081,839

Other Financial Instruments:
Futures Contracts††	$526,637	—	—	$526,637

Total	$4,092,073	$234,529,305	$1,987,098	$240,608,476

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

22

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2022	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Purchases
Commercial Mortgage-Backed Securities	$1,499,556	—	—	$(2,429)	—
Senior Loans:
Financials	—	—	—	4,987	$484,984

Total	$1,499,556	—	—	$2,558	$484,984

Investments in Securities (cont’d)	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2023	Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2023
Commercial Mortgage-Backed Securities	—	—	—	$1,497,127	$(2,429)
Senior Loans:
Financials	—	—	—	489,971	4,987

Total	—	—	—	$1,987,098	$2,558

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 09/30/23 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input
Commercial Mortgage-Backed Securities	$1,497	Discounted Cash Flow Method	Yield	12.65%	Decrease

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

23

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,367,941	$55,799,990	55,799,990	$55,602,495	55,602,495

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$102,146	—	$3,565,436

24